Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
May 31, 2020 (Unaudited)

COMMON STOCKS (0.8%)	Shares		Value

Health Care (0.8%)
NuCana plc - ADR (a)	162,478		$1,018,737
UroGen Pharma Ltd. (a)	367,009		8,613,701
Urovant Sciences Ltd. (a)	94,687		931,720
Total Health Care			10,564,158

TOTAL COMMON STOCKS (Cost $12,681,812)			$10,564,158

OPTIONS PURCHASED (4.4%) (a)
	Contracts	Notional
Call Options Purchased (1.1%)
eHealth, Inc., Expires August 21, 2020 at $130.00	1,500	19,563,000 USD	2,580,000
GSX Techedu, Inc., Expires July 17, 2020 at $50.00	500	1,568,000 USD	21,250
Russell 2000 Index, Expires June 12, 2020 at $1,410.00	400	55,761,600 USD	1,528,000
S&P 500 Index, Expires June 19, 2020 at $3,000.00	500	152,215,500 USD	5,107,500
SPX Volatility Index, Expires June 17, 2020 at $37.50	8,500	23,383,500 USD	850,000
SPX Volatility Index, Expires June 17, 2020 at $40.00	11,000	30,261,000 USD	825,000
SPX Volatility Index, Expires June 17, 2020 at $42.50	14,000	38,514,000 USD	805,000
SPX Volatility Index, Expires June 17, 2020 at $47.50	7,000	19,257,000 USD	245,000
SPX Volatility Index, Expires June 17, 2020 at $60.00	11,000	30,261,000 USD	137,500
SPX Volatility Index, Expires June 17, 2020 at $62.50	8,500	23,383,500 USD	85,000
SPX Volatility Index, Expires June 17, 2020 at $72.50	7,000	19,257,000 USD	52,500
SPX Volatility Index, Expires June 17, 2020 at $85.00	7,000	19,257,000 USD	17,500
SPX Volatility Index, Expires July 22, 2020 at $45.00	12,500	34,387,500 USD	1,937,500
SPX Volatility Index, Expires July 22, 2020 at $75.00	12,500	34,387,500 USD	375,000
Total Call Options Purchased (Premiums paid $27,102,240)			14,566,750

Put Options Purchased (1.4%)
eHealth, Inc., Expires August 21, 2020 at $90.00	3,000	39,126,000 USD	952,500
GSX Techedu, Inc., Expires July 17, 2020 at $35.00	1,000	3,136,000 USD	720,000
NKY Index, Expires June 12, 2020 at 17,500 JPY	1,000	182,852,820 EUR	111,271
NKY Index, Expires June 12, 2020 at 19,500 JPY	1,000	182,852,820 EUR	398,720
NKY Index, Expires December 11, 2020 at 10,000 JPY	1,250	228,566,025 EUR	770,560
Russell 2000 Index, Expires June 5, 2020 at $1,140.00	1,250	174,255,000 USD	37,500
Russell 2000 Index, Expires June 5, 2020 at $1,240.00	1,250	174,255,000 USD	193,750
Russell 2000 Index, Expires September 18, 2020 at $800.00	2,500	348,510,000 USD	1,162,500
Russell 2000 Index, Expires September 18, 2020 at $1,400.00	375	52,276,500 USD	3,819,375
S&P 500 Index, Expires June 1, 2020 at $2,800.00	2,500	761,077,500 USD	31,250
S&P 500 Index, Expires June 1, 2020 at $2,900.00	2,500	761,077,500 USD	75,000
S&P 500 Index, Expires June 1, 2020 at $2,910.00	1,700	517,532,700 USD	64,666
S&P 500 Index, Expires June 1, 2020 at $2,990.00	1,700	517,532,700 USD	490,571
S&P 500 Index, Expires June 3, 2020 at $2,890.00	2,000	608,862,000 USD	697,708
S&P 500 Index, Expires June 3, 2020 at $2,970.00	2,000	608,862,000 USD	2,219,341
S&P 500 Index, Expires June 19, 2020 at $2,000.00	750	228,323,250 USD	37,500
S&P 500 Index, Expires June 19, 2020 at $2,600.00	750	228,323,250 USD	423,750
S&P 500 Index, Expires June 19, 2020 at $2,700.00	350	106,550,850 USD	325,500
S&P 500 Index, Expires July 17, 2020 at $2,300.00	750	228,323,250 USD	577,500
S&P 500 Index, Expires July 17, 2020 at $2,750.00	750	228,323,250 USD	2,681,250
SPX Volatility Index, Expires June 17, 2020 at $18.00	1,350	3,713,850 USD	3,375
SPX Volatility Index, Expires June 17, 2020 at $26.00	7,000	19,257,000 USD	1,015,000
SX5E Index, Expires December 17, 2021 at 1,500 EUR	1,700	51,853,400 EUR	678,407
Total Put Options Purchased (Premiums paid $47,121,548)			17,486,994

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)
			Notional /
	Contracts	Counterparty	Vega Notional	Value
Over the Counter Options Purchased (1.8%)
Dispersion Basket, 22% Volatility Strike, Expires December 18, 2020 (b) ^	-	BNPP	25,000,000 USD	$1,499,075
EUR / USD & USD / JPY Worst of Put, Expires July 6, 2020 (c)	-	UBS	125,000,000 USD	210,750
EUR / USD & USD / RUB & USD / MXN Worst of Put, Expires November 3, 2020 (d)	-	CITI	100,000,000 USD	784,300
EUR / USD & USD / TRY & USD / RUB Worst of Put, Expires July 10, 2020 (e)	-	DB	100,000,000 USD	300
INR Call / EUR Put Binary, Expires January 7, 2022 at 78.00 INR	-	MS	5,000,000 EUR	485,142
NKY Index Put, Expires June 10, 2022 at 19,000 JPY (f)	360,000	MS	7,876,040,400 JPY	1,060,503
RTY Index Put, 19.60% Strike, Expires December 5, 2023 at $1,200.00 (g)	47,200	UBS	65,798,688 USD	800,542
SPX & GLD UP Dual Digital, Expires August 21, 2020 (h)	-	BAML	7,000,000 USD	595,392
SPX & US10Y Dual Digital, Expires December 18, 2020 (i)	-	CITI	5,500,000 USD	813,142
SX5E Digital Call, Expires December 17, 2021 at 4,000 EUR	-	CITI	3,000,000 EUR	229,314
SX5E Digital Call, Expires December 17, 2021 at 4,000 EUR	-	UBS	5,000,000 EUR	382,191
SX5E Dividend Points Index Call, Expires December 16, 2022 at 105.00 pts	100,000	SG	8,580,000 EUR	388,518
SX5E Dividend Points Index Put, Expires December 18, 2020 at 115.00 pts	100,000	SG	8,580,000 EUR	3,481,118
SX5E Dividend Points Index Put, Expires December 18, 2020 at 115.00 pts	300,000	CS	25,740,000 EUR	10,443,354
USD / CNH & USD / BRL & USD / MXN Worst of, Expires December 4, 2020 (j)	-	UBS	125,000,000 USD	549,500
USD / MXN & USD / INR & AUD / USD Worst of Put, Expires August 4, 2020 (k)	-	DB	100,000,000 USD	400
USD / TWD & USD/ ZAR & USD / MXN Worst of, Expires December 4, 2020 (l)	-	UBS	125,000,000 USD	143,125
USD Call / CAD Put, Expires July 7, 2020 at 1.415 CAD (m)	-	BAML	100,000,000 USD	123,800
USD Call / EUR Put Binary, Expires May 26, 2021 at 1.05 EUR	-	CS	3,000,000 EUR	458,046
USD Call / RUB Put, Expires July 22, 2020 at 60.00 RUB (n)	-	CITI	75,000,000 USD	1,875
USD / TRY Volatility Swap Call, 19.00% Strike, Expires August 11, 2020	-	DB	250,000 USD	191,915
XAG / USD Call, Expires August 6, 2020 at $19.00 (o)	-	CITI	1,000,000 ounces	852,264
Total Over the Counter Options Purchased (Premiums paid $8,447,417)				23,494,566

Currency Options Purchased (0.1%)
USD Call / HKD Put, Expires July 13, 2020 at 7.78 HKD	-	MS	100,000,000 USD	64,300
USD Call / HKD Put, Expires August 28, 2020 at 7.80 HKD	-	UBS	100,000,000 USD	118,100
USD Call / HKD Put, Expires December 4, 2020 at 7.80 HKD	-	MS	100,000,000 USD	311,300
USD Call / HKD Put, Expires December 4, 2020 at 7.80 HKD	-	UBS	100,000,000 USD	311,300
Total Currency Options Purchased (Premiums paid $1,222,500)				805,000

TOTAL OPTIONS PURCHASED (Premiums paid $83,893,705)				$56,353,310
	Shares
SHORT-TERM INVESTMENTS (44.5%)
Fidelity Investments Money Market Funds - Gvmt. Portfolio - Class I, 0.08% (p)	561,860,817			561,860,817
STIT Invesco Government & Agency Portfolio - Institutional Class, 0.12% (o) (p)	2,293,778			2,293,778
TOTAL SHORT-TERM INVESTMENTS (Cost $564,154,595)				$564,154,595

TOTAL INVESTMENTS (49.7%) (Cost $660,730,112)				$631,072,063

OTHER ASSETS IN EXCESS OF LIABILITIES (50.3%)				637,517,723
TOTAL NET ASSETS (100.0%)				$1,268,589,786

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, CS - Credit Suisse, CITI - Citigroup, DB - Deutsche Bank Securities, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: GLD UP - SPDR Gold Shares, NKY Index - Nikkei 225 Index, RTY Index - Russell 2000 Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, US10Y - U.S. 10 Year Treasury, XAG - Silver

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

ADR - American Depositary Receipt

(a) Non-income producing security.

(b) Terms and underlying basket components are listed on the following page.

(c)  The final payout will equal the minimum value of one of the following two components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. EUR / USD 1.12 strike.
       2. USD / JPY 107.00 strike.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

(d)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. EUR / USD 1.1095 strike.
       2. USD / RUB 71.40 strike.
       3. USD / MXN 23.10 strike.

(e)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. EUR / USD 1.14 strike.
       2. USD / TRY 6.0360 strike.
       3. USD / RUB 63.0012 strike.

(f) Forward starting option on the NKY Index effective June 11, 2021. The premium will be determined based on effective date.

(g) Forward starting option on the RTY Index effective December 17, 2021. The premium will be determined based on the level of implied volatility on effective date.

(h) Payment from counterparty is received if the SPX Index is below 2,700.00 and SPDR Gold Shares is above 170.00 at expiration.

(i) Payment from counterparty is received if the SPX Index is below 3,517.64 and the U.S. 10 Year Treasury is less than at-the-money-forward at 1.6717% at expiration.

(j)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. USD / CNH Call 7.1205 strike.
       2. USD / BRL Put 5.643 strike.
       3. USD / MXN Put 24.164 strike.

(k)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. USD / MXN 19.0753 strike.
       2. USD / INR 72.63 strike.
       3. AUD / USD 0.6864 strike.

(l)  The final payout will equal the minimum value of one of the following three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.
       1. USD / TWD Call 29.559 strike.
       2. USD / ZAR Put 18.682 strike.
       3. USD / MXN Put 24.3 strike.

(m) Option includes reverse knockout barrier at USD/CAD exchange rate of 1.47. If exchange rate increases above the barrier, the option becomes worthless.

(n) Option includes knockout barrier at the USD/RUB exchange rate of 57.00. If exchange rate decreases below the barrier, the option becomes worthless.

(o) Position held in the Subsidiary. See Notes.

(p) Rate quoted is seven-day yield at period end.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

BNPP Dispersion Basket, 22% Volatility Strike, Expires December 18, 2020
Effective December 20, 2019 Notional: $25,000,000
Initial Price Level ($)
Security	at December 20, 2019

Alphabet, Inc.	1,351.22
Amazon.com, Inc.	1,786.50
Apple, Inc.	279.44
AT&T, Inc.	39.15
Charter Communications, Inc.	476.22
Comcast Corp.	44.09
DISH Network Corp.	36.06
Netflix, Inc.	336.90
The Walt Disney Company	146.88
ViacomCBS, Inc.	42.39

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

WRITTEN OPTIONS (-4.1%)
		Contracts	Notional
Call Options Written (-1.7%)
eHealth, Inc., Expires August 21, 2020 at $120.00		(1,500)	(19,563,000) USD	$(3,285,000)
GSX Techedu, Inc., Expires July 17, 2020 at $40.00		(500)	(1,568,000) USD	(85,000)
Russell 2000 Index, Expires June 12, 2020 at $1,370.00		(400)	(55,761,600) USD	(2,470,000)
S&P 500 Index, Expires June 19, 2020 at $2,800.00		(150)	(45,664,650) USD	(4,050,000)
S&P 500 Index, Expires June 19, 2020 at $2,850.00		(350)	(106,550,850) USD	(7,871,500)
SPX Volatility Index, Expires June 17, 2020 at $50.00		(39,000)	(107,289,000) USD	(1,072,500)
SPX Volatility Index, Expires June 17, 2020 at $55.00		(14,000)	(38,514,000) USD	(245,000)
SPX Volatility Index, Expires June 17, 2020 at $57.50		(14,000)	(38,514,000) USD	(210,000)
SPX Volatility Index, Expires June 17, 2020 at $67.50		(7,000)	(19,257,000) USD	(52,500)
SPX Volatility Index, Expires July 22, 2020 at $60.00		(25,000)	(68,775,000) USD	(1,562,500)
Total Call Options Written (Premiums received $25,351,196)				(20,904,000)

Put Options Written (-1.9%)
eHealth, Inc., Expires August 21, 2020 at $100.00		(1,500)	(19,563,000) USD	(772,500)
GSX Techedu, Inc., Expires July 17, 2020 at $15.00		(1,000)	(3,136,000) USD	(130,000)
NKY Index, Expires June 12, 2020 at 18,500 JPY		(2,000)	(365,705,640) JPY	(389,448)
NKY Index, Expires December 11, 2020 at 12,500 JPY		(500)	(91,426,410) JPY	(407,872)
Russell 2000 Index, Expires June 5, 2020 at $1,190.00		(2,500)	(348,510,000) USD	(156,250)
Russell 2000 Index, Expires September 18, 2020 at $900.00		(1,000)	(139,404,000) USD	(880,000)
Russell 2000 Index, Expires September 18, 2020 at $1,500.00		(375)	(52,276,500) USD	(5,660,625)
S&P 500 Index, Expires June 1, 2020 at $2,850.00		(5,000)	(1,522,155,000) USD	(62,500)
S&P 500 Index, Expires June 1, 2020 at $2,950.00		(3,400)	(1,035,065,400) USD	(301,673)
S&P 500 Index, Expires June 3, 2020 at $2,930.00		(4,000)	(1,217,724,000) USD	(2,440,011)
S&P 500 Index, Expires June 19, 2020 at $2,300.00		(1,500)	(456,646,500) USD	(240,000)
S&P 500 Index, Expires June 19, 2020 at $2,825.00		(27)	(8,219,637) USD	(46,575)
S&P 500 Index, Expires June 19, 2020 at $2,850.00		(350)	(106,550,850) USD	(722,750)
S&P 500 Index, Expires July 17, 2020 at $2,525.00		(1,500)	(456,646,500) USD	(2,422,500)
SPX Volatility Index, Expires July 22, 2020 at $26.00		(7,000)	(19,257,000) USD	(1,540,000)
SPX Volatility Index, Expires August 19, 2020 at $30.00		(3,500)	(9,628,500) USD	(1,750,000)
SX5E Index, Expires December 17, 2021 at 3,000 EUR		(1,700)	(51,853,400) EUR	(6,561,397)
Total Put Options Written (Premiums received $51,113,210)				(24,484,101)
			Notional /
	Counterparty		Vega Notional
Over the Counter Options Written (-0.5%)
EUR Call / INR Put, Expires January 7, 2022 at 82.00 INR (a)	MS	-	(15,000,000) EUR	(1,644,995)
EUR Call / USD Put Binary, Expires May 26, 2021 at 1.2 EUR	CS	-	(3,000,000) EUR	(346,629)
SPX Put, Expires September 18, 2020 at $3,200.00 (b)	BNPP	(350)	(106,550,850) USD	(1,456,963)
SX5E Dividend Points Index Call, Expires December 16, 2022 at 115.00 pts.	SG	(100,000)	(8,580,000) EUR	(135,426)
SX5E Dividend Points Index Put, Expires December 16, 2022 at 90.00 pts.	SG	(100,000)	(8,580,000) EUR	(1,531,870)
USD Call / RUB Put, Expires July 22, 2020 at 62.00 RUB (c)	CITI	-	(25,000,000) USD	(1,624,600)
XAG / USD Call, Expires August 6, 2020 at $23.00 (d)	CITI	-	(1,500,000) ounces	(155,612)
Total Over the Counter Options Written (Premiums received $17,566,052)				(6,896,095)

Currency Options Written (0.0%)
USD Call / HKD Put, Expires December 4, 2020 at 7.90 HKD	MS	-	(100,000,000) USD	(168,100)
Total Currency Options Written (Premiums paid $134,000)				(168,100)

TOTAL WRITTEN OPTIONS (Premiums received $94,164,458)				$(52,452,296)

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

Counterparty abbreviations: BNPP - BNP Paribas, CS - Credit Suisse, CITI - Citigroup, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, XAG - Silver

(a) Option includes a knock-in barrier at the EUR/INR exchange rate of 90.00. The option can be exercised only if the echange rate falls below 90 before maturity.

(b) Option includes a knock-in barrier at the S&P 500 Index price of $3,200.00. The option can be excercised only if the S&P 500 Index falls below $3,200.00 before maturity.

(c) Option includes up and in barrier at the USD/RUB exchange rate of 65.00. If exchange rate increases above the barrier, the option becomes worthless.

(d) Position held in the Subsidiary. See Notes.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy / Sell Protection	Reference Entity (a)	Rate Paid / (Received) by the Fund	Payment Frequency	Termination Date	Notional	Fair Value	Up Front Premium Paid /(Received)	Unrealized Gain / (Loss)
BAML	Buy	CDX EM 25	1.00%	Quarterly	6/20/2021	$20,000,000	$22,393	$302,540	$(280,147)
MS	Buy	NJ STATE	1.00%	Quarterly	6/20/2023	7,000,000	69,547	(50,849)	120,396
MS	Buy	S KOREA	1.00%	Quarterly	9/20/2020	10,000,000	(47,701)	(11,858)	(35,843)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$44,239	$239,833	$(195,594)

DIVIDEND SWAPS
		Reference		Effective	Termination	Notional			Unrealized
Counterparty		Entity (b)	Fixed Strike	Date	Date	Shares			Gain / (Loss)
BNP		SPX	45.50%	12/31/2020	12/31/2021	50,000			(85,000)
BNP		SPX	49.60%	12/31/2021	12/30/2022	50,000			(237,500)

DIVIDEND SWAPS									$(322,500)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, MS - Morgan Stanley

(a) The following is a description of each reference entity:

CDX EM 25 − CDX Emerging Markets S25 1.00% June 20, 2021 NJ STATE − State of New Jersey 5.250% June 20, 2023 S KOREA − Republic of Korea 7.125% September 20, 2020 SPX - S&P 500 Index

(b) Payment to or from counterparty is based on the total dividends paid by underlying securities of SPX during the observation period.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

CORRELATION SWAP CONTRACTS ^
		Correlation	Effective	Termination	Vega	Unrealized
Counterparty	Underlying Positions (a)	Strike	Date	Date	Notional	Gain / (Loss)
BNPP	SX5E & EUR/USD FX	-16.00%	1/15/2020	12/17/2021	50,000 EUR	$821,824
CITI	SX5E & EUR/GBP FX	-30.00%	1/8/2019	12/17/2021	25,000 EUR	577,645
CITI	SX5E & EUR/KRW FX	-48.00%	1/2/2019	12/18/2020	50,000 EUR	1,891,248
CITI	SX5E & EUR/USD FX	-22.00%	2/28/2019	12/16/2022	50,000 EUR	1,420,877
CITI	SPX & USSW10 FX	32.00%	11/15/2019	12/18/2020	75,000 USD	1,829,968
CITI	USD/KRW FX & EUR/KRW FX	76.00%	2/3/2020	8/3/2020	(50,000) USD	399,717
CS	SX5E & EUR/USD FX	-15.00%	1/10/2020	12/17/2021	25,000 USD	307,511
CS	SX5E & EUR/USD FX	-17.00%	6/5/2019	12/16/2022	25,000 USD	611,944
CS	SX5E & EUR/USD FX	-20.00%	1/22/2019	12/18/2020	25,000 USD	793,048
DB	SX5E & EUR/USD FX	-20.00%	10/2/2018	12/18/2020	25,000 EUR	565,432
DB	SX5E & EUR/USD FX	-21.00%	2/28/2019	12/17/2021	25,000 USD	589,315
DB	SX5E & EUR/USD FX	-21.00%	3/1/2019	12/17/2021	25,000 USD	589,022
DB	SX5E & EUR/USD FX	-21.50%	10/30/2018	12/18/2020	25,000 USD	659,221
DB	USD/KRW FX & EUR/KRW FX	61.00%	1/8/2019	7/7/2020	(30,000) USD	(111,457)
MS	SX5E & SPX	76.50%	1/18/2019	12/17/2021	(50,000) USD	515,547
MS	SX5E & EUR/GBP FX	-25.00%	1/31/2018	12/18/2020	30,000 EUR	454,592
MS	SX5E & EUR/USD FX	-21.50%	3/4/2019	12/16/2022	44,500 EUR	1,289,904
MS	USD/KRW FX & EUR/KRW FX	59.00%	9/6/2018	9/8/2020	(105,000) USD	(6,533)
MS	USD/KRW FX & EUR/KRW FX	61.75%	7/12/2018	7/14/2020	(95,000) USD	356,551
SG	SX5E & EUR/USD FX	-28.00%	4/3/2018	6/19/2020	50,000 EUR	2,136,444
UBS	XAU/USD FX & EUR/USD FX	21.25%	4/28/2020	1/27/2021	20,000 USD	304,686

TOTAL OF CORRELATION SWAP CONTRACTS						$15,996,506

DISPERSION SWAP CONTRACTS ^
			Effective	Termination	Vega	Unrealized
Counterparty	Reference Entity (b)		Date	Date	Notional	Gain / (Loss)
BAML	SX7E Custom Basket		9/18/2019	12/18/2020	300,000 EUR	5,442,011
BAML	SPX Custom Basket		12/10/2019	6/18/2021	200,000 EUR	1,743,116
BAML	SPX Custom Basket		1/24/2020	6/18/2021	400,000 EUR	3,685,551
BAML	SPX Custom Basket		2/19/2020	6/18/2021	300,000 EUR	3,762,780
BAR	SPX Custom Basket		5/29/2020	1/15/2021	500,000 USD	-
UBS	SPX / SX5E & ASX200 Custom Basket		12/5/2019	12/18/2020	225,000 USD	2,589,936

TOTAL OF DISPERSION SWAP CONTRACTS						$17,223,394

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviation: ASX 200 - Australian Securities Exchange, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index, XAU - Gold, USSW10 - Standard Fixed-vs-floating (3M Libor) US Dollar Swaps with 10-Year Maturity

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a)  Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b) The table on the following page provides information on the underlying components of the dispersion swap contract. Payment occurs at termination date.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

Bank of America Merrill Lynch SX7E Custom Basket
Effective date: September 18, 2019 Termination Date: December 18, 2020

Swap has two legs. The first leg's underlying reference is the SX7E Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

Euro Stoxx Banks Index	27.70%	(300,000)	EUR
STOXX 600 Automobiles & Parts (Price) Index	24.50	30,000	EUR
Banco Bilbao Vizcaya Argenta	28.10	30,000	EUR
Banco Santander SA	29.27	30,000	EUR
BNP Paribas SA	26.61	30,000	EUR
UniCredit SpA	35.23	30,000	EUR
ING Groep NV	28.60	30,000	EUR
ABN AMRO Bank NV - CVA	26.89	30,000	EUR
Societe Generale SA	30.96	30,000	EUR
Deutsche Bank AG - Registered	38.65	30,000	EUR
Credit Agricole SA	28.17	30,000	EUR

Bank of America Merrill Lynch SPX Custom Basket
Effective date: December 10, 2019 Termination Date: June 18, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

SPX Index	19.70%	(200,000)	EUR
Sanofi	22.08	11,112	EUR
TOTAL S.A.	20.99	11,112	EUR
Royal Dutch Shell plc	20.08	11,112	EUR
Eni SpA	20.29	11,112	EUR
Enel SpA	22.36	11,112	EUR
Anheuser-Busch InBev SA/NV	24.38	11,112	EUR
Aktiebolaget Volvo	26.52	117,093	SEK
Credit Agricole S.A.	27.18	11,112	EUR
SSAB AB - A Shares	31.83	117,093	SEK
Danone SA	18.59	11,112	EUR
Air Liquide SA	19.64	11,112	EUR
Compagnie de Saint-Gobain	26.58	11,112	EUR
Telecom Italia SpA	28.15	11,112	EUR
adidas AG	27.33	11,112	EUR
Volkswagen AG	27.13	11,112	EUR
Straumann Holding AG	23.89	12,146	CHF
Georg Fischer AG	23.00	12,146	CHF
UBS Group AG	24.81	12,146	CHF

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

Bank of America Merrill Lynch SPX Custom Basket
Effective date: January 24, 2020 Termination Date: June 18, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

SPX Index	17.80%	(400,000)	EUR
Natixis SA	25.60	17,000	EUR
Gazprom PJSC	28.70	8,816	USD
Air Liquide SA	19.94	17,000	EUR
RWE AG	27.64	16,000	EUR
E.ON SE	21.34	15,000	EUR
Intesa Sanpaolo SpA	27.81	8,000	EUR
Eni SpA	18.94	15,000	EUR
Barclays plc	26.38	14,348	GBP
Rio Tinto plc	27.97	13,504	GBP
AXA SA	19.93	17,000	EUR
Sanofi	20.64	17,000	EUR
Total SA	19.62	17,000	EUR
Air France	39.87	17,000	EUR
Accor SA	23.73	17,000	EUR
Engie SA	22.70	14,000	EUR
Royal Dutch Shell plc	18.50	11,000	EUR
Unilever NV	18.43	17,000	EUR
Cie Financiere Richemont SA	24.73	18,207	CHF
LafargeHolcim Ltd.	22.26	16,065	CHF
Geberit AG	19.22	18,207	CHF
Sika AG	24.96	12,852	CHF
Roche Holding AG	18.36	18,207	CHF
GlaxoSmithKline plc	19.79	14,348	GBP
Deutsche Telekom AG	17.91	16,000	EUR
Mediobanca Banca di Credito Finanziario SpA	23.30	17,000	EUR
Fresenius SE & Co KGaA	25.02	16,000	EUR

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

Bank of America Merrill Lynch SPX Custom Basket
Effective date: February 19, 2020 Termination Date: June 18, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

SPX Index	18.00%	(300,000)	EUR
TOTAL S.A.	19.24	15,789	EUR
Sanofi	19.63	15,789	EUR
UniCredit SpA	31.11	15,789	EUR
LVMH Moet Hennessy Louis Vuitton SE	24.71	15,789	EUR
Enel SpA	21.59	15,789	EUR
Unilever NV	17.32	15,789	EUR
Saipem SpA	31.27	15,789	EUR
Eni SpA	18.75	15,789	EUR
Suez	23.54	15,789	EUR
Assicurazioni Generali SpA	18.19	15,789	EUR
Orange SA	18.23	15,789	EUR
STMicroelectronics NV	37.47	15,789	EUR
ABB Ltd.	21.50	16,773	CHF
Straumann Holding AG	24.09	16,773	CHF
Allianz SE	18.50	15,789	EUR
BP plc	22.10	13,185	GBP
The Royal Bank of Scotland Group	27.64	13,185	GBP
Barclays plc	25.22	13,185	GBP
Glencore plc	33.92	13,185	GBP

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

Barclays SPX Custom Basket
Effective date: May 29, 2020 Termination Date: January 15, 2021

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Barclays is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

SPX Index	28.00%	(500,000)	USD
Microsoft Corp.	32.20	51,200
Apple Inc.	36.40	49,100
Amazon.com Inc.	33.83	37,050
Facebook Inc. Cl. A	37.77	19,950
Alphabet Inc. Cl. A	31.68	15,750
Alphabet Inc. Cl. C	32.09	15,700
Johnson & Johnson	27.75	14,250
Berkshire Hathaway Inc. Cl. B	29.96	13,300
Visa Inc. Cl. A	35.60	12,250
JPMorgan Chase & Co.	45.08	11,400
The Proctor & Gamble Co.	27.49	10,650
UnitedHealth Group Inc.	37.98	10,550
Intel Corp.	38.53	10,000
Home Depot Inc.	33.92	9,950
Mastercard Inc. Cl. A	36.66	9,900
Verizon Communications Inc.	27.51	8,450
AT&T Inc.	35.52	8,250
NVIDIA Corp.	50.24	7,750
Pfizer Inc.	28.79	7,750
The Walt Disney Co.	40.49	7,750
Merck & Co. Inc.	30.71	7,450
Bank of America Corp.	47.55	7,350
Cisco Systems Inc.	33.67	7,150
Exxon Mobil Corp.	46.11	7,000
Adobe Inc.	41.32	6,800
PepsiCo Inc.	30.83	6,750
Netflix Inc.	46.18	6,750
The Coca-Cola Company	31.17	6,600
Comcast Corp. Cl. A	37.33	6,550
PayPal Holdings Inc.	40.84	6,500
Walmart Inc.	28.14	6,450
Chevron Corp.	43.04	6,300
Abbott Laboratories	36.03	5,950
AbbVie Inc.	34.74	5,900
salesforce.com inc.	38.47	5,650
McDonald's Corp.	31.76	5,250
Bristol-Myers Squibb Co.	33.37	5,200
Thermo Fisher Scientific Inc.	32.62	5,100
Costco Wholesale Corp.	27.21	5,000
Amgen Inc.	33.03	4,900
Medtronic plc	36.01	4,750
Eli Lilly & Co.	35.35	4,700
Accenture plc Cl. A	36.54	4,700

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

	Volatility	Vega
Underlying Security	Strike	Notional

NextEra Energy Inc.	32.00%	4,550	USD
Nike Inc. Cl. B	36.78	4,500
Union Pacific Corp.	33.28	4,350
Oracle Corp.	31.97	4,300
American Tower Corp.	39.48	4,200
Philip Morris International Inc.	34.38	4,200
Broadcom Inc.	39.49	4,200

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

UBS SPX / SX5E & ASX200 Custom Basket
Effective date: December 5, 2019 (EUR) and December 6, 2019 (AUD) Termination Date: December 18, 2020

Swap has two legs. The first leg's underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from UBS is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional

SPX Index	19.25%	(166,000)	USD
Air Liquide SA	20.25	5,335	EUR
Schneider Electric SE	24.95	5,335	EUR
Deutsche Boerse AG	22.34	5,335	EUR
Iberdrola SA	17.94	5,335	EUR
Siemens AG	23.08	5,335	EUR
CRH plc	23.63	5,335	EUR
Sanofi	23.45	5,335	EUR
Volkswagen AG	28.72	5,335	EUR
Fresenius SE & Co KGaA	26.94	5,335	EUR
Total SA	21.32	5,335	EUR
BNP Paribas SA	26.40	5,335	EUR
Telefonica SA	21.64	5,335	EUR
adidas AG	29.00	5,335	EUR
Engie SA	21.64	5,335	EUR
Orange SA	19.76	5,335	EUR
L'Oreal SA	23.35	5,335	EUR
SAP SE	24.86	5,335	EUR
Anheuser-Busch InBev SA	24.42	5,335	EUR
Danone SA	19.12	5,335	EUR
Koninklijke Philips NV	24.49	5,335	EUR
Commonwealth Bank of Australia	17.94	8,668	AUD
CSL Ltd.	23.09	8,668	AUD
BHP Group Ltd.	23.95	8,668	AUD
Westpac Banking Corp.	18.73	8,668	AUD
Woolworths Group Ltd.	18.44	8,668	AUD
Wesfarmers Ltd.	19.11	8,668	AUD
Telstra Corp. Ltd.	21.59	8,668	AUD
Transurban Group	18.81	8,668	AUD
Rio Tinto Ltd.	24.18	8,668	AUD
Woodside Petroleum Ltd.	21.82	8,668	AUD
Newcrest Mining Ltd.	29.27	8,668	AUD
Sydney Airport	20.85	8,668	AUD
Coles Group Ltd.	21.55	8,668	AUD
ASX Ltd.	20.19	8,668	AUD
Amcor plc	20.00	8,668	AUD
James Hardie Industries plc	25.66	8,668	AUD
Boral Ltd.	27.41	8,668	AUD
Bank of Queensland Ltd.	22.10	8,668	AUD

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

VARIANCE SWAP CONTRACTS *
		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Variance Strike #	Date	Date	Notional	Gain / (Loss)
BAML	KOSPI Up Variance (220.08) (a) ^	18.15%	3/6/2020	12/8/2022	357,696,000 KRW	$ 3,685,090
BAML	NKY Up Variance (9,615) (a) ^	21.65%	2/17/2017	12/11/2020	56,375,000 JPY	4,189,600
BAML	RTY Variance	18.75%	1/13/2020	8/21/2020	(155,500) USD	(4,326,618)
BAML	RTY Variance	20.00%	1/7/2020	9/18/2020	(340,000) USD	(12,045,292)
BAML	RTY Variance	22.40%	12/18/2020	12/17/2021	250,000 USD	13,099,447
BAML	RTY Variance	22.75%	12/18/2020	12/17/2021	150,000 USD	4,117,030
BAML	RTY Volatility	19.00%	6/6/2019	12/18/2020	200,000 USD	3,913,213
BAML	SPX Up Variance (3,496.50) (a) ^	10.40%	2/5/2020	12/18/2020	200,000 USD	333,186
BAML	SPX Up Variance (2,973.61) (a) ^	16.45%	3/4/2020	12/17/2021	500,000 USD	9,344,282
BAML	SPX Up Variance (1,818) (a) ^	18.05%	1/15/2019	12/18/2020	(500,000) USD	(1,109,235)
BAML	SPX Variance	19.40%	1/2/2020	12/17/2021	(250,000) USD	(3,863,397)
BAML	SPX Variance	20.90%	2/17/2017	12/18/2020	(500,000) USD	(1,173,257)
BAML	SPX Variance	21.00%	1/15/2019	12/18/2020	500,000 USD	13,965,987
BAML	SPX Variance	40.80%	5/15/2020	6/19/2020	200,000 USD	(2,440,794)
BAML	SPX Volatility	19.90%	6/6/2019	12/18/2020	(200,000) USD	(812,193)
BAML	SPX Volatility	37.30%	3/31/2020	12/18/2020	200,000 USD	(1,293,455)
BAML	SPX Volatility	38.20%	4/1/2020	12/18/2020	200,000 USD	(965,173)
BAML	SX5E Up Variance (2,143) (a) ^	17.25%	1/15/2019	12/18/2020	262,000 EUR	4,218,477
BAML	SX5E Up Variance (3,850) (a) ^	9.75%	1/14/2020	6/19/2020	250,000 EUR	29,784
BAML	SX5E Variance	19.95%	6/19/2020	6/18/2021	200,000 EUR	15,298,088
BAML	SX5E Variance	20.63%	3/15/2019	12/17/2021	(175,000) EUR	(834,542)
BAML	SX5E Variance	21.75%	1/15/2019	12/18/2020	(262,000) EUR	(1,884,881)
BAML	SX7E Variance	23.30%	1/13/2020	6/19/2020	(25,957) EUR	(2,440,486)
BAML	SX7E Variance	65.80%	3/26/2020	6/19/2020	(100,000) EUR	1,016,441
BAR	RTY Variance	54.80%	4/1/2020	8/21/2020	250,000 USD	(2,603,345)
BAR	SPX Variance	42.00%	3/31/2020	12/18/2020	300,000 USD	(2,361,626)
BAR	SPX Variance	42.50%	4/1/2020	12/18/2020	150,000 USD	(1,280,411)
BNPP	NKY Up Variance (12,797.47) (a) ^	20.25%	3/5/2020	12/9/2022	22,000,000 JPY	7,557,839
BNPP	NKY Up Variance (12,649.64) (a) ^	20.70%	3/3/2020	12/9/2022	22,000,000 JPY	3,549,522
BNPP	NKY Volatility	19.85%	3/5/2020	12/9/2022	(22,000,000) JPY	(1,065,595)
BNPP	NKY Volatility	20.20%	3/3/2020	12/9/2022	(22,000,000) JPY	(861,650)
BNPP	SPX Up Variance (2,853.20) (a) ^	16.85%	3/3/2020	12/17/2021	300,000 USD	6,688,641
BNPP	SPX Variance	38.00%	4/16/2020	12/18/2020	50,000 USD	(277,422)
CITI	BRL / JPY Concave Volatility	11.25%	2/18/2021	2/17/2022	25,000,000 JPY	1,470,712
CITI	BRL / JPY Concave Volatility	11.30%	2/17/2021	2/17/2022	25,000,000 JPY	1,461,679
CITI	GBP / USD Concave Volatility	6.95%	6/11/2020	12/10/2020	150,000 USD	425,210
CITI	GBP / USD Concave Volatility	8.95%	10/4/2019	10/6/2020	350,000 USD	683,320
CITI	HSCEI Corridor Variance (7,315.06 / 11,495.10) (b) ^	22.50%	5/30/2019	6/29/2020	400,000 USD	1,209,073
CITI	HSCEI Corridor Variance (7,392 / 11,616) (b) ^	20.00%	1/29/2020	12/30/2020	250,000 USD	2,524,774
CITI	HSCEI Up Variance (7,070.09) (a) ^	23.70%	5/22/2020	12/30/2021	796,320 HKD	144,117
CITI	NKY Corridor Variance (16,348.08 / 25,689.84) KO 25,689.84 (b) (c) ^	18.40%	12/6/2019	12/11/2020	200,000 USD	3,120,076
CITI	KOSPI Corridor Variance (197.533 / 310.409) KO 324.5185 (b) (c) ^	17.85%	11/25/2019	6/10/2021	250,000 USD	3,345,769
CITI	KOSPI Corridor Variance (159.99 / 266.65) (b) ^	18.00%	5/22/2019	6/10/2021	250,000 USD	570,552
CITI	SPX Corridor Variance (HSCEI 7,392 / 11,616) (b) ^	17.20%	1/29/2020	12/30/2020	(250,000) USD	(1,061,083)
CITI	SPX Corridor Variance (NKY 16,348.08 / 25,689.84) KO 25,689.84 (b) (c) ^	19.35%	12/6/2019	12/11/2020	(200,000) USD	(5,833,869)
CITI	SPX Corridor Variance (KOSPI 197.533 / 310.409) KO 324.5185 (b) (c) ^	20.20%	11/25/2019	6/10/2021	(250,000) USD	(5,029,214)
CITI	SPX Down Variance (3,050) (d) ^	41.00%	4/16/2020	12/18/2020	(250,000) USD	2,006,975
CITI	SPX Up Variance (2,500) (a) ^	27.00%	4/16/2020	12/18/2020	250,000 USD	1,402,577
CITI	SPX Corridor Variance (HSCEI 7,315.06 / 11,495.10) (b) ^	19.50%	5/30/2019	6/29/2020	(400,000) USD	(3,831,886)
CITI	SPX Corridor Variance (KOSPI 159.99 / 266.65) (b) ^	21.25%	5/22/2019	6/10/2021	(250,000) USD	(2,204,780)
CITI	SPX Variance	44.50%	3/27/2020	12/18/2020	100,000 USD	(1,045,458)
CITI	SPX Volatility	37.63%	4/1/2020	12/18/2020	200,000 USD	(2,037,516)
CITI	SPX Volatility	38.75%	4/1/2020	12/18/2020	100,000 USD	(634,751)
CITI	SX5E Up Variance (1,948.11) (a) ^	16.65%	5/29/2019	12/17/2021	350,000 EUR	17,075,622
CITI	SX5E Up Variance (1,575.38) (a) ^	17.40%	2/7/2019	12/17/2021	400,000 EUR	8,853,644
CITI	SX5E Variance	17.50%	2/7/2019	12/17/2021	(400,000) EUR	(3,289,940)
CITI	USD / CNH Volatility	4.70%	1/24/2020	7/30/2020	400,000 USD	707,891
CITI	XAU Variance	16.75%	2/24/2021	2/24/2022	(250,000) USD	(1,980,469)
CITI	XAU Variance (e)	22.80%	2/21/2021	2/24/2022	250,000 USD	131,485
CS	RTY Up Variance (797.559) (a) ^	20.50%	12/17/2021	12/15/2023	250,000 USD	15,820,432
CS	RTY Up Variance (812.55) (a) ^	20.35%	12/17/2021	12/15/2023	200,000 USD	15,725,293
CS	RTY Variance	17.85%	1/17/2020	6/19/2020	(96,724) USD	(4,682,520)
CS	SPX Corridor Variance (2,080.93 / 3,121.39) (b) ^	20.60%	9/10/2019	6/19/2020	(350,000) USD	(4,490,091)
CS	SPX Down Variance (3,100) (d) ^	40.00%	5/18/2020	12/18/2020	(250,000) USD	1,930,698
CS	SPX Up Variance (2,853.20) (a) ^	17.00%	3/3/2020	12/17/2021	500,000 USD	10,306,113
CS	SPX Up Variance (2,600) (a) ^	24.25%	5/18/2020	12/18/2020	250,000 USD	990,317

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Variance Strike #	Date	Date	Notional	Gain / (Loss)
CS	SPX Up Variance (2,725.34) (a) ^	27.45%	3/5/2020	6/19/2020	120,000 USD	$ 3,508,584
CS	SPX Variance	21.25%	12/17/2021	12/15/2023	(200,000) USD	(2,053,919)
CS	SPX Variance	21.55%	12/17/2021	12/15/2023	(250,000) USD	(515,824)
CS	SX5E Up Variance (3,849.97) (a) ^	9.70%	1/14/2020	6/19/2020	250,000 EUR	32,447
CS	USD / CHF Volatility	6.15%	7/9/2019	7/9/2020	125,000 USD	63,162
DB	BRL / JPY Concave Volatility	11.35%	2/10/2021	2/9/2022	30,000,000 JPY	3,150,914
DB	BRL / JPY Concave Volatility	11.35%	2/12/2021	2/16/2022	20,000,000 JPY	1,177,539
DB	EFA Variance	18.40%	3/15/2019	12/17/2021	600,000 USD	11,352,466
DB	EFA Variance	18.40%	3/18/2019	12/17/2021	300,000 USD	5,676,233
DB	GBP / USD Concave Volatility	7.25%	4/8/2020	10/9/2020	325,000 USD	1,006,475
DB	GBP / USD Volatility	7.74%	1/31/2020	2/2/2022	350,000 USD	2,138,980
DB	GBP / USD Volatility	10.85%	2/14/2019	2/17/2021	(250,000) USD	278,825
DB	HSCEI Corridor Variance (7,607.91 and 11,955.29) (b) ^	22.90%	6/28/2018	12/30/2020	150,000 USD	75,533
DB	HSCEI Up Variance (7,846.23) (a) ^	22.40%	6/25/2018	6/29/2020	250,000 USD	219,295
DB	KOSPI Corridor Variance (195.04 / 306.49) (b) ^	16.90%	10/19/2018	12/10/2020	250,000 USD	1,965,038
DB	KOSPI Corridor Variance (185.85 / 292.05) (b) ^	17.75%	12/18/2018	12/10/2020	250,000 USD	1,774,527
DB	KOSPI Variance	18.60%	12/12/2019	12/10/2020	500,000 USD	13,729,021
DB	MXWO Variance	17.30%	3/15/2019	12/17/2021	(600,000) USD	(4,896,877)
DB	MXWO Variance	17.30%	3/18/2019	12/17/2021	(300,000) USD	(2,457,001)
DB	NOK / SEK Volatility	6.75%	2/14/2019	2/17/2021	2,126,500 NOK	592,086
DB	NKY Up Variance (14,760.61) (a) ^	18.35%	6/26/2019	12/11/2020	53,750,000 JPY	8,582,855
DB	NKY Corridor Variance (14,903.17 / 23,419.26) (b) ^	19.80%	3/13/2019	12/11/2020	33,600,000 JPY	3,460,134
DB	SPX Corridor Variance (2,039.65 / 3,059.47 ) (b) ^	19.50%	6/26/2019	12/18/2020	(500,000) USD	(6,156,226)
DB	SPX Corridor Variance (KOSPI 195.04 / 306.49) (b) ^	19.70%	10/19/2018	12/10/2020	(250,000) USD	(2,811,177)
DB	SPX Corridor Variance (HSCEI 7,607.91 and 11,955.29) (b) ^	20.00%	6/28/2018	12/30/2020	(150,000) USD	(1,213,727)
DB	SPX Corridor Variance (KOSPI 185.85 /292.05) (b) ^	21.95%	12/18/2018	12/10/2020	(250,000) USD	(2,068,503)
DB	USD / CAD Volatility	7.80%	4/15/2020	10/15/2020	250,000 USD	(60,391)
DB	USD / JPY Concave Volatility	6.75%	3/15/2021	3/15/2022	250,000 USD	128,570
DB	USD / JPY Leveraged Volatility (f)	7.05%	8/12/2021	8/14/2023	250,000 USD	888,649
DB	USD / JPY Leveraged Volatility (g)	7.30%	1/25/2021	1/25/2022	500,000 USD	1,319,318
MS	DAX Corridor Variance (9,247.70 / 14,532.10) (b) ^	18.30%	11/14/2019	12/18/2020	250,000 USD	15,597,967
MS	GBP / USD Volatility	7.79%	1/31/2020	2/2/2022	400,000 USD	2,404,280
MS	GBP / USD Volatility (h)	9.10%	7/23/2019	7/23/2020	(450,000) GBP	(794,108)
MS	HSCEI Corridor Variance (7,410.20 / 11,644.60) (b) ^	20.80%	1/30/2020	12/17/2021	200,000 USD	969,362
MS	NDX Up Variance (6,000) (a) ^	19.10%	7/11/2019	6/19/2020	550,000 USD	16,120,951
MS	RTY Up Variance (1,000) (a) ^	28.00%	5/20/2020	12/17/2021	250,000 USD	540,736
MS	RTY Up Variance (919.20) (a) ^	29.20%	3/27/2020	12/17/2021	250,000 USD	792,377
MS	RTY Up Variance (914.88) (a) ^	29.70%	3/31/2020	12/17/2021	300,000 USD	1,444,291
MS	RTY Volatility	18.83%	6/6/2019	12/18/2020	400,000 USD	7,879,370
MS	SPX Corridor Variance (DAX 9,247.70 / 14,532.10) (b) ^	19.00%	11/14/2019	12/18/2020	(250,000) USD	(3,728,535)
MS	SPX Corridor Variance (HSCEI 7,410.20 / 11,644.60) (b) ^	18.25%	1/30/2020	12/17/2021	(200,000) USD	(3,995,315)
MS	SPX Corridor Variance (SX5E 2,333.80 / 3,667.40) (b) ^	20.15%	12/18/2020	12/16/2022	(400,000) USD	319,958
MS	SPX Corridor Variance (SX5E 2,072.12 /3,453.54) (b) ^	22.20%	6/1/2018	12/18/2020	(450,000) USD	(1,883,297)
MS	SPX Corridor Variance (SX5E 2,582.069 / 4,057.537) (b) ^	19.10%	12/11/2019	12/17/2021	(250,000) USD	(2,529,912)
MS	SPX Down Variance (3,150) (d) ^	19.10%	7/11/2019	6/19/2020	(550,000) USD	(5,126,587)
MS	SPX Up Variance (2,112.25) (a) ^	26.85%	3/25/2020	12/17/2021	300,000 USD	1,146,442
MS	SPX Up Variance (1370) (a) ^	18.75%	2/14/2019	12/18/2020	200,000 USD	2,929,018
MS	SPX Variance	42.70%	4/1/2020	12/18/2020	200,000 USD	(1,739,059)
MS	SPX Corridor Volatility (1979.74 / 2,969.61) (b) ^	19.65%	6/6/2019	12/18/2020	(400,000) USD	(1,622,935)
MS	SPX / SX5E Equal Weight Geometric Basket Variance	18.21%	2/14/2019	12/18/2020	(400,000) USD	(4,705,105)
MS	SX5E Corridor Variance (2,072.12 / 3,453.54) (b) ^	20.55%	6/1/2018	12/18/2020	450,000 USD	1,121,588
MS	SX5E Up Variance (2,724) (a) ^	16.63%	3/3/2020	12/16/2022	300,000 EUR	4,521,141
MS	SX5E Up Variance (3,017.70) (a) ^	16.75%	3/5/2020	12/17/2021	300,000 EUR	10,244,947
MS	SX5E Up Variance (1,567.45) (a) ^	17.05%	10/26/2018	12/17/2021	300,000 EUR	11,015,146
MS	SX5E Up Variance (1,667.50) (a) ^	18.00%	3/27/2019	12/16/2022	250,000 EUR	10,434,879
MS	SX5E Up Variance (2,016.90) (a) ^	18.28%	3/29/2018	12/18/2020	300,000 EUR	2,991,711
MS	SX5E Up Variance (2,201.60) (a) ^	24.30%	3/26/2020	12/17/2021	300,000 EUR	5,613,812
MS	SX5E Up Variance (2,192) (a) ^	25.00%	3/27/2020	12/17/2021	400,000 EUR	6,579,073
MS	SX5E Up Variance (2,145.60) (a) ^	25.25%	4/2/2020	12/17/2021	300,000 EUR	5,610,908
MS	SX5E Corridor Variance (2,333.80 / 3,667.40) (b) ^	17.00%	12/18/2020	12/16/2022	400,000 USD	18,485,667
MS	SX5E Corridor Variance (2,582.069 / 4,057.537) (b) ^	17.64%	12/11/2019	12/17/2021	250,000 USD	15,330,059
MS	SX5E Up Variance (1592) (a) ^	18.00%	2/14/2019	12/18/2020	200,000 USD	2,783,143
MS	SX5E Volatility	17.75%	10/26/2018	12/17/2021	(300,000) EUR	(2,190,982)
MS	SX5E Volatility	18.55%	3/27/2019	12/16/2022	(250,000) EUR	(1,640,906)
MS	SX7E Variance	72.50%	3/24/2020	6/19/2020	60,000 EUR	(971,504)
MS	USD / JPY Leveraged Volatility (i)	6.50%	9/22/2020	9/21/2021	500,000 USD	268,663
MS	USD / JPY Volatility	7.275%	1/30/2020	12/16/2022	400,000 USD	526,768

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Variance Strike #	Date	Date	Notional	Gain / (Loss)
SG	HSCEI Variance	22.80%	9/11/2019	12/30/2020	(556,781) HKD	$ 353,428
SG	KOSPI Corridor Variance (201 / 316) (b) ^	15.90%	10/10/2018	12/18/2020	250,000 USD	2,205,273
SG	KOSPI Volatility	15.20%	2/17/2020	6/11/2020	117,415,500 KRW	12,028,701
SG	KOSPI Volatility	19.35%	12/12/2019	12/10/2020	456,000,000 KRW	13,017,321
SG	NDX Variance	19.80%	2/18/2020	6/19/2020	(75,000) USD	(1,838,489)
SG	NKY Corridor Variance (15,040 / 23,634) (b) ^	17.70%	8/1/2019	12/11/2020	350,000 USD	5,482,595
SG	NKY Corridor Variance (16,840 / 26,464) KO 26,464 (b) (c) ^	16.70%	1/21/2020	12/9/2022	11,000,000 JPY	980,969
SG	NKY Corridor Variance (16,225/ 25,496) KO 25,496 (b) (c) ^	16.70%	1/30/2020	12/9/2022	27,500,000 JPY	11,913,762
SG	NKY Up Variance (14,776) (a) ^	18.30%	6/26/2019	12/11/2020	53,750,000 JPY	9,369,409
SG	NKY Corridor Variance (14,965 / 23,516) KO 25,654 (b) (c) ^	17.55%	7/19/2019	12/11/2020	250,000 USD	3,797,941
SG	SPLV5UT Up Variance (267.650) (a) ^	5.45%	1/16/2020	1/15/2021	(150,000) USD	(627,672)
SG	SPLV5UT Up Variance (272.858) (a) ^	5.45%	1/29/2020	1/29/2021	(125,000) USD	(546,522)
SG	SPX Corridor Variance (14,965 / 23,516) KO 25,654 (b) (c) ^	17.45%	7/19/2019	12/11/2020	(250,000) USD	(5,064,411)
SG	SPX Corridor Varaince (NKY 15,040 / 23,634) (b) ^	17.80%	8/1/2019	12/11/2020	(350,000) USD	(6,470,874)
SG	SPX Corridor Variance (KOSPI 201 / 316) (b) ^	18.05%	10/10/2018	12/18/2020	(250,000) USD	(3,394,866)
SG	SPX Variance KO 3,445.27 (c)	20.60%	2/6/2020	6/18/2021	(150,000) USD	(4,200,043)
SG	SPX Variance	16.875%	2/18/2020	9/18/2020	(140,000) USD	(7,522,019)
SG	SPX Variance	17.75%	2/4/2020	12/18/2020	(432,000) USD	(5,195,885)
SG	SPX Variance	18.85%	1/10/2020	12/17/2021	(210,000) USD	(2,313,409)
SG	SPXD5UN Up Variance (2,649.465) (a) ^	5.45%	1/29/2020	1/29/2021	(125,000) USD	(142,440)
SG	SX5E Up Variance (1,620.625) (a) ^	18.50%	2/15/2019	12/17/2021	250,000 EUR	3,198,594
SG	SX5E Corridor Variance (2,985.82 / 4,478.74) (b) ^	15.05%	2/4/2020	12/18/2020	500,000 EUR	21,712,092
SG	SX5E Corridor Variance (2,697.58 / 4,046.36) (b) ^	16.05%	12/18/2020	12/17/2021	500,000 EUR	3,936,108
SG	SX5E Corridor Variance (2,631.48 / 4,135.18) (b) ^	16.80%	1/7/2020	12/18/2020	350,000 EUR	6,399,868
SG	SX5E Corridor Variance (2,652.66 / 4,168.47) (b) ^	16.85%	1/10/2020	12/17/2021	450,000 EUR	3,840,308
SG	SX5E Variance	23.95%	4/7/2017	12/18/2020	(325,000) EUR	844,204
SG	SX5E Volatility	18.60%	2/15/2019	12/17/2021	(250,000) EUR	(1,699,112)
SG	UKX Corridor Variance (5,957.50 / 8,936.26) (b) ^	13.65%	2/10/2020	12/18/2020	200,000 GBP	2,206,396
UBS	AS51 Variance	19.16%	3/4/2020	12/16/2021	(187,500) AUD	(463,765)
UBS	AUD / JPY Volatility	11.39%	3/4/2020	12/16/2021	750,000 AUD	3,554,047
UBS	EEM Variance	20.80%	12/19/2019	12/18/2020	(250,000) USD	(5,986,245)
UBS	HSCEI Corridor Variance (8,765 / 13,148) (b) ^	19.00%	2/17/2020	12/30/2020	1,165,080 HKD	3,940,534
UBS	HSCEI Up Variance (7,100) (a) ^	23.80%	5/22/2020	12/30/2021	1,551,760 HKD	263,522
UBS	KOSPI Up Variance (223.9) (a) ^	17.60%	3/5/2020	12/8/2022	271,796,800 KRW	3,474,167
UBS	KOSPI Variance	36.00%	3/26/2020	12/10/2020	245,664,000 KRW	(1,324,718)
UBS	RTY Up Variance (1,051.03) (a) ^	21.20%	10/7/2019	12/18/2020	300,000 USD	10,440,564
UBS	UKX Corridor Variance (5,861.05 / 8,791.57) (b) ^	14.10%	2/3/2020	6/18/2021	150,000 GBP	818,424
UBS	RTY Variance	32.75%	4/14/2020	12/16/2022	250,000 USD	369,497
UBS	RTY Variance	54.80%	3/24/2020	6/19/2020	125,000 USD	(704,618)
UBS	SPX Variance	19.20%	11/1/2019	12/18/2020	(400,000) USD	(5,302,331)
UBS	SPX Variance	48.25%	4/1/2020	9/18/2020	200,000 USD	(1,043,537)
UBS	SPX Volatility	38.75%	4/1/2020	12/18/2020	200,000 USD	(1,060,507)
UBS	SPX Corridor Variance (2,052.40 / 3,078.60) (b) ^	19.75%	6/26/2019	12/18/2020	(550,000) USD	(6,549,736)
UBS	SPX Corridor Variance (RTY 1,051.03 / 1,606.57) (b) ^	21.60%	10/7/2019	12/18/2020	(300,000) USD	(2,907,823)
UBS	SPX Corridor Variance (1,979.18 / 2,968.77) (b) ^	20.00%	5/28/2019	12/18/2020	(150,000) USD	(570,462)
UBS	SPX Corridor Variance (2,061.22 / 3,091.83) (b) ^	22.80%	10/7/2019	12/18/2020	(350,000) USD	(3,486,362)
UBS	SX5E Up Variance (2,697.58) (a) ^	16.60%	3/3/2020	12/16/2022	500,000 EUR	7,199,371
UBS	USD / CNH Leveraged Volatility (j)	4.40%	12/20/2019	6/22/2020	400,000 USD	470,600

TOTAL OF VARIANCE SWAP CONTRACTS						$ 320,184,874

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BAR - Barclays, BNPP - BNP Paribas, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: AS51 - S&P/ASX 200 Index, DAX - German Stock Index, EFA - iShares MSCI EAFE ETF, EEM - iShares MSCI Emerging Markets ETF,  HSCEI - Hang Seng China Enterprises Index, KOSPI - KOSPI 200 Index, MXWO - Invesco MSCI

World UCITS ETF, NDX - NASDAQ 100 Stock Index, NKY - Nikkei 225 Index, China Enterprises Index, KOSPI - KOSPI 200 Index, MXWO - Invesco MSCI World UCITS ETF, NDX - NASDAQ 100 Stock Index, NKY - Nikkei 225 Index, RTY - Russell 2000 Index, SPLV5UT - S&P 500 Low Volatility Daily Risk Control 5% Index, SPXD5UN - S&P 500 Dividend Aristocrats Daily Risk Control 5% Index, SPX - S&P 500 Index,  SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index, UKX - Financial Times Stock Exchange 100 Index, XAU - Gold

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

* Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

# If two strikes listed, first strike is for long leg and second rate is short leg of agreement.

(a) Up barrier/conditional swaps. Change in underlying referenced security only included when values are above referenced value.

(b) Corridor swaps. Change in underlying referenced security only included when values between referenced values. Barrier index is included if it differs from the underlying.

(c) Position includes a knock-out (KO) term at level indicated. If the closing level of the underlying Index is above the knock-out level, the swap automatically terminates.

(d) Down barrier/conditional swaps. Change in underlying referenced security only included when values are below referenced value.

(e) Position held in the Subsidiary. See Notes.

(f) Position includes leverage and volatility cap. If final realized volatility is less than 7.05%, notional doubles to $500,000 and realized volatility is capped at 11.5%.

(g) Position includes leverage and knock out terms. If final realized volatility is less than 7.3%, notional doubles to $1,000,000. If final realized volatility is greater than 7.3 but less than 12.3, notional is $1,500,000. If final realized volatility is greater than 12.3, contract becomes worthless.

(h) Volatility capped at 14%.

(i) Position includes leverage and volatility cap. If final realized volatility is less than 6.50%, notional doubles to $1,000,000 and realized volatility is capped at 12.50%.

(j) Trade includes leverage. If final realized volatility is less than 4.44%, notional doubles to $800,000.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2020 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at May 31, 2020, were $6,071,471, which represented 0.48% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions, and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Fund uses a pricing service to model price the variance swap trades. The pricing service uses quotes from brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of May 31, 2020:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets
Common Stocks	$10,564,158	$-	$	- -	$10,564,158
Options Purchased	-	54,854,235		1,499,075	56,353,310
Short-Term Investments	564,154,595	-		-	564,154,595
Total	574,718,753	54,854,235		1,499,075	631,072,063

Other Financial Instruments *
Written Options	$-	$(52,452,296)		$-	$(52,452,296)
Credit Default Swaps	-	(195,594)		-	(195,594)
Dividend Swap Contracts	-	(322,500)		-	(322,500)
Correlation Swap Contracts	-	-		15,996,506	15,996,506
Dispersion Swap Contracts	-	-		17,223,394	17,223,394
Variance Swap Contracts	-	28,828,518		291,356,356	320,184,874
Total	$-	$(24,141,872)		$324,576,256	$300,434,384

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts, credit default swap contracts, and other swap contracts, are reported at the unrealized appreciation (depreciation) on the instrument, while written options are reported at fair value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Other Financial Instruments
Balance at August 31, 2019	$580,775	$51,396,797
Purchased	367,500	-
Sale Proceeds	(498,081)	(5,714,117)
Realized Gain (Loss)	(1,356,919)	5,714,117
Change in unrealized Appreciation (depreciation)	2,405,800	273,179,459
Balance at May 31, 2020	$1,499,075	$324,576,256
Change in unrealized appreciation/depreciation for Level 3 instruments held at May 31, 2020	$1,131,575	$294,323,218